UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Semi-Annual Report

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by going to www.impactetfs.org.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held with Impact Shares, Corp..

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK – 101.0%

Communication Services – 8.6%
Alphabet, Cl A*	19	$19,854
Alphabet, Cl C*	19	19,677
AT&T	1,037	29,596
CenturyLink	144	2,182
Comcast, Cl A	657	22,371
Interpublic Group	59	1,217
Sprint*	81	471
Verizon Communications	588	33,057
Walt Disney	224	24,562

		152,987

Consumer Discretionary – 10.7%
Amazon.com*	57	85,612
Autoliv	14	983
Best Buy	40	2,119
Carnival	62	3,057
Darden Restaurants	20	1,997
Dunkin’ Brands Group	14	898
eBay*	137	3,845
Expedia Group	20	2,253
Ford Motor	716	5,478
Gap	34	876
General Motors	196	6,556
Hasbro	18	1,462
Hilton Worldwide Holdings	12	862
Kohl’s	26	1,725
Lululemon Athletica*	16	1,946
Macy’s	47	1,400
Marriott International, Cl A	43	4,668
McDonald’s	116	20,598
MercadoLibre*	8	2,343
Michael Kors Holdings*	24	910
Nordstrom	18	839
PVH	12	1,116
Royal Caribbean Cruises	28	2,738
Starbucks	188	12,107
Target	80	5,287
Tiffany	16	1,288
TJX	187	8,366

Description	Shares	Fair Value

VF	54	$3,852
Wyndham Destinations	16	573
Yum! Brands	47	4,320

		190,074

Consumer Staples – 7.7%
Campbell Soup	30	990
Church & Dwight	36	2,368
Clorox	20	3,083
Coca-Cola	553	26,185
Colgate-Palmolive	125	7,440
Conagra Brands	69	1,474
Estee Lauder, Cl A	34	4,423
General Mills	81	3,154
Hershey	22	2,358
JM Smucker	18	1,683
Kellogg	40	2,280
Kimberly-Clark	49	5,583
Kraft Heinz	94	4,046
Kroger	115	3,163
Molson Coors Brewing, Cl B	28	1,572
PepsiCo	205	22,648
Procter & Gamble	359	32,999
Tyson Foods, Cl A	46	2,456
Walgreens Boots Alliance	118	8,063

		135,968

Energy – 6.1%
Chevron	282	30,679
ConocoPhillips	170	10,599
EQT	38	718
Equitrans Midstream*	30	601
Exxon Mobil	616	42,005
Marathon Oil	124	1,778
Marathon Petroleum	32	1,888
Occidental Petroleum	112	6,875
Phillips 66	62	5,341
Schlumberger	198	7,144

		107,628

Financials – 12.6%
Aflac	110	5,012
Allstate	50	4,131
American Express	102	9,722
Bank of America	1,322	32,574
Bank of New York Mellon	134	6,307
Citigroup	357	18,585
Comerica	26	1,786
Fifth Third Bancorp	96	2,259
First Republic Bank	25	2,173
Goldman Sachs Group	54	9,021
Hartford Financial Services Group	51	2,267
Huntington Bancshares	155	1,848
JPMorgan Chase	482	47,053
KeyCorp	152	2,246
MetLife	143	5,872
Northern Trust	32	2,675
PNC Financial Services Group	74	8,651

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Principal Financial Group	38	$1,678
Prudential Financial	60	4,893
S&P Global	40	6,798
State Street	56	3,532
T Rowe Price Group	38	3,508
US Bancorp	222	10,145
Voya Financial	26	1,044
Wells Fargo	618	28,478

		222,258

Health Care – 16.7%
Agilent Technologies	50	3,373
Allergan PLC	52	6,950
AmerisourceBergen, Cl A	26	1,935
Amgen	96	18,688
Anthem	38	9,980
Baxter International	76	5,002
Becton Dickinson	39	8,788
Biogen*	32	9,630
Bristol-Myers Squibb	239	12,423
Celgene*	102	6,537
Cigna	59	11,205
CVS Caremark	187	12,252
Edwards Lifesciences*	32	4,901
Eli Lilly	132	15,275
Gilead Sciences	187	11,697
Johnson & Johnson	392	50,588
McKesson	30	3,314
Merck	375	28,654
Perrigo	20	775
Pfizer	836	36,491
PRA Health Sciences*	8	736
Quest Diagnostics	20	1,666
Regeneron Pharmaceuticals*	12	4,482
ResMed	22	2,505
UnitedHealth Group	109	27,154

		295,001

Industrials – 7.7%
3M	85	16,196
Alaska Air Group	20	1,217
American Airlines Group	64	2,055
Caterpillar	86	10,928
CSX	118	7,331
Cummins	24	3,207
Delta Air Lines	91	4,541
Eaton PLC	63	4,325
Flowserve	19	723
Fluor	22	708
General Electric	1,176	8,902
Hexcel	14	803
IHS Markit*	56	2,686
Illinois Tool Works	44	5,574
Ingersoll-Rand	38	3,467
Johnson Controls International PLC	136	4,032
ManpowerGroup	10	648
Nielsen Holdings PLC	54	1,260

Description	Shares	Fair Value

Norfolk Southern	39	$5,832
Owens Corning	18	792
Pentair	24	907
Rockwell Automation	20	3,010
Union Pacific	112	15,482
United Parcel Service, Cl B	103	10,046
United Technologies	116	12,352
Verisk Analytics, Cl A*	24	2,617
Waste Management	57	5,072
Xylem	28	1,868

		136,581

Information Technology – 24.9%
Accenture PLC, Cl A	116	16,357
Adobe*	88	19,909
Advanced Micro Devices*	172	3,175
Alliance Data Systems	8	1,201
Apple	527	83,129
ARRIS International*	32	978
Autodesk*	40	5,144
Cognizant Technology Solutions, Cl A	108	6,856
Fidelity National Information Services	48	4,922
Hewlett Packard Enterprise	270	3,566
HP	300	6,138
Intel	869	40,782
International Business Machines	166	18,869
Intuit	44	8,661
Jabil	30	744
Keysight Technologies*	32	1,987
Leidos Holdings	26	1,371
Mastercard, Cl A	137	25,845
Microsoft	847	86,030
Motorola Solutions	28	3,221
NVIDIA	118	15,753
ON Semiconductor*	76	1,255
Oracle	499	22,530
QUALCOMM	224	12,748
salesforce.com*	141	19,313
Symantec	112	2,116
TE Connectivity	64	4,840
Texas Instruments	182	17,199
VMware, Cl A*	12	1,646
Workday, Cl A*	26	4,152
Xerox	38	751

		441,188

Materials – 1.9%
Air Products & Chemicals	34	5,442
Alcoa*	26	691
Eastman Chemical	21	1,535
Ecolab	40	5,894
FMC	20	1,479
International Flavors & Fragrances	12	1,611
International Paper	61	2,462
Linde	44	6,866
Mosaic	56	1,636

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Newmont Mining	82	$2,841
PPG Industries	38	3,885

		34,342

Real Estate – 1.8%
Apartment Investment & Management, Cl A‡	22	965
AvalonBay Communities‡	22	3,829
CBRE Group, Cl A*	46	1,842
Equinix‡	12	4,231
HCP‡	69	1,927
Host Hotels & Resorts‡	108	1,800
Iron Mountain‡	44	1,426
Jones Lang LaSalle	6	759
Kilroy Realty‡	16	1,006
Kimco Realty‡	66	967
Macerich‡	16	693
Prologis‡	96	5,637
Welltower‡	58	4,026
Weyerhaeuser‡	109	2,383

		31,491

Utilities – 2.3%
American Water Works	28	2,542
CenterPoint Energy	71	2,004
CMS Energy	41	2,035
Consolidated Edison	45	3,441
Dominion Energy	93	6,646
Edison International	46	2,611
Entergy	28	2,410
Eversource Energy	45	2,927
Exelon	139	6,269
PG&E*	72	1,710
PPL	102	2,890
Sempra Energy	42	4,544
Vectren	14	1,008

		41,037

Total Common Stock
(Cost $2,001,725)		1,788,555

Total Investments – 101.0%

(Cost $2,001,725)		$1,788,555

Percentages are based on Net Assets of $1,770,003.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl – Class

PLC – Public Limited Company

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Sector Weightings †

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK – 98.1%

Communication Services – 10.4%
Alphabet, Cl A*	40	$41,798
Alphabet, Cl C*	42	43,496
AT&T	1,062	30,309
Comcast, Cl A	673	22,916
Sprint*	89	518
Verizon Communications	603	33,901
Walt Disney	221	24,233

		197,171

Consumer Discretionary – 10.3%
Adient	16	241
Amazon.com*	58	87,114
Autoliv	13	913
Best Buy	35	1,854
Carnival	59	2,909
Delphi Automotive PLC*	40	2,463
eBay*	135	3,790
Ford Motor	589	4,506
Gap	32	824
Garrett Motion*	11	136
General Motors	194	6,489
Goodyear Tire & Rubber	35	714
Hanesbrands	56	702
Hasbro	18	1,463
Hilton Worldwide Holdings	44	3,159
Home Depot	62	10,653
Macy’s	46	1,370
Marriott International, Cl A	44	4,777
Mattel*	54	539
McDonald’s	114	20,243
Newell Brands	72	1,338
Nordstrom	20	932
Ross Stores	56	4,659
Royal Caribbean Cruises	26	2,542
Starbucks	185	11,914
Target	82	5,420
TJX	191	8,545
Whirlpool	10	1,069

Description	Shares	Fair Value

Wyndham Destinations	18	$645
Yum! Brands	48	4,412

		196,335

Consumer Staples – 7.7%
Archer-Daniels-Midland	83	3,400
Bunge	24	1,283
Campbell Soup	30	990
Church & Dwight	36	2,367
Clorox	20	3,083
Coca-Cola	566	26,800
Colgate-Palmolive	128	7,618
Estee Lauder, Cl A	33	4,293
General Mills	83	3,232
Hormel Foods	42	1,793
Kellogg	40	2,280
Keurig Dr Pepper	27	692
Kimberly-Clark	54	6,153
Kroger	121	3,328
McCormick	18	2,506
Molson Coors Brewing, Cl B	30	1,685
PepsiCo	210	23,201
Philip Morris International	237	15,822
Procter & Gamble	368	33,827
Tyson Foods, Cl A	43	2,296

		146,649

Energy – 6.1%
Anadarko Petroleum	79	3,463
Chevron	285	31,005
ConocoPhillips	170	10,599
Continental Resources*	12	482
Core Laboratories	6	358
Devon Energy	70	1,578
EQT	40	756
Equitrans Midstream*	32	641
Exxon Mobil	651	44,392
Hess	37	1,498
Kinder Morgan	278	4,276
Marathon Oil	130	1,864
Newfield Exploration*	34	498
Noble Energy	72	1,351
Occidental Petroleum	112	6,875
Schlumberger	203	7,324

		116,960

Financials – 10.5%
Aflac	113	5,148
Allstate	51	4,214
AXA Equitable Holdings	20	333
Bank of America	1,354	33,362
Bank of New York Mellon	137	6,448
Citigroup	365	19,002
Discover Financial Services	50	2,949
Goldman Sachs Group	54	9,021
Hartford Financial Services Group	52	2,312
JPMorgan Chase	494	48,224
KeyCorp	156	2,306

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Moody’s	26	$3,641
Morgan Stanley	194	7,692
Prudential Financial	66	5,382
S&P Global	38	6,458
State Street	58	3,658
US Bancorp	228	10,420
Wells Fargo	633	29,169

		199,739

Health Care – 13.8%
Abbott Laboratories	263	19,023
AbbVie	221	20,374
Agilent Technologies	50	3,373
Baxter International	78	5,134
Becton Dickinson	42	9,463
Biogen*	28	8,426
BioMarin Pharmaceutical*	26	2,214
Bristol-Myers Squibb	245	12,735
CVS Caremark	193	12,645
Danaher	96	9,900
Eli Lilly	135	15,622
Gilead Sciences	192	12,009
Illumina*	22	6,599
Jazz Pharmaceuticals*	10	1,240
Johnson & Johnson	402	51,878
Merck	384	29,341
Mylan*	82	2,247
Perrigo	22	853
Pfizer	856	37,364
ResMed	22	2,505

		262,945

Industrials – 9.8%
3M	87	16,577
AGCO	10	557
Arconic	70	1,180
Boeing	79	25,478
Cintas	14	2,352
Cummins	24	3,207
Deere	52	7,757
Delta Air Lines	93	4,641
Eaton PLC	66	4,531
Emerson Electric	93	5,557
FedEx	38	6,131
Fluor	20	644
Fortune Brands Home & Security	22	836
General Electric	1,205	9,122
Honeywell International	110	14,533
IHS Markit*	58	2,782
Illinois Tool Works	48	6,081
Ingersoll-Rand	40	3,649
Johnson Controls International PLC	140	4,151
Lockheed Martin	38	9,950
ManpowerGroup	12	778
Masco	48	1,403
Nielsen Holdings PLC	52	1,213
Northrop Grumman	26	6,367

Description	Shares	Fair Value

Oshkosh	10	$613
Owens Corning	18	792
Pentair	22	831
Raytheon	44	6,747
Resideo Technologies*	19	390
Rockwell Automation	20	3,010
Roper Technologies	16	4,264
United Parcel Service, Cl B	106	10,338
United Technologies	121	12,884
Verisk Analytics, Cl A*	25	2,726
WW Grainger	7	1,977
Xylem	30	2,002

		186,051

Information Technology – 22.3%
Accenture PLC, Cl A	110	15,511
Adobe*	82	18,552
Advanced Micro Devices*	161	2,972
Analog Devices	64	5,493
Apple	42	6,625
Cisco Systems	782	33,884
Dell Technologies, Cl C*	21	1,013
DXC Technology	46	2,446
First Solar*	14	594
Hewlett Packard Enterprise	251	3,316
HP	281	5,749
Intel	814	38,201
International Business Machines	151	17,164
Intuit	42	8,268
Lam Research	30	4,085
Mastercard, Cl A	140	26,411
Maxim Integrated Products	46	2,339
Micron Technology*	207	6,568
Microsoft	905	91,921
Motorola Solutions	29	3,336
NVIDIA	110	14,685
Oracle	454	20,498
QUALCOMM	210	11,951
salesforce.com*	132	18,080
Seagate Technology	43	1,660
Symantec	111	2,097
Texas Instruments	171	16,160
Visa, Cl A	260	34,304
Western Digital	50	1,849
Workday, Cl A*	24	3,832
Xerox	40	790
Xilinx	44	3,748

		424,102

Materials – 2.5%
Air Products & Chemicals	34	5,442
Alcoa*	31	824
Avery Dennison	14	1,257
Ball	51	2,345
Eastman Chemical	22	1,609
Ecolab	40	5,894
FMC	22	1,627
Freeport-McMoRan, Cl B	220	2,268

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Huntsman	34	$656
International Flavors & Fragrances	12	1,611
International Paper	61	2,462
Linde	82	12,795
Mosaic	56	1,636
Newmont Mining	86	2,980
PPG Industries	35	3,578
Sonoco Products	14	744

		47,728

Real Estate – 1.4%
AvalonBay Communities‡	22	3,829
CBRE Group, Cl A*	48	1,922
Equinix‡	12	4,231
HCP‡	71	1,983
Jones Lang LaSalle	8	1,013
Kilroy Realty‡	15	943
Prologis‡	94	5,520
Welltower‡	55	3,817
Weyerhaeuser‡	112	2,448

		25,706

Utilities – 3.3%
AES	99	1,431
American Electric Power	76	5,680
American Water Works	28	2,541
CMS Energy	46	2,284
Duke Energy	105	9,061
Entergy	30	2,582
Eversource Energy	50	3,252
Exelon	142	6,404
NextEra Energy	74	12,863
PG&E*	73	1,734
PPL	105	2,975
Public Service Enterprise Group	75	3,904
Sempra Energy	42	4,544
Xcel Energy	76	3,745

		63,000

Total Common Stock
(Cost $2,049,840)		1,866,386

SHORT-TERM INVESTMENT – 1.7%
Invesco Government & Agency, Cl Institutional, 2.300%(A)	33,314	33,314

Total Short-Term Investment
(Cost $33,314)		33,314

Total Investments – 99.8%

(Cost $2,083,154)		$1,899,700

Percentages are based on Net Assets of $1,903,203.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2018.

Cl – Class

PLC – Public Limited Company

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Sector Weightings†

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK – 78.9%

Australia – 4.3%
AGL Energy	203	$2,946
Australia & New Zealand Banking Group	884	15,230
Brambles	495	3,539
Dexus ‡	310	2,319
Fortescue Metals Group	523	1,544
GPT Group ‡	555	2,087
Mirvac Group ‡	1,137	1,794
National Australia Bank	833	14,122
Qantas Airways	252	1,028
Santos	557	2,150
Stockland ‡	749	1,857
Telstra	1,301	2,611
Vicinity Centres ‡	987	1,808
Westpac Banking	1,055	18,607
Woodside Petroleum	293	6,464

Total Australia		78,106

Austria – 0.1%
OMV	44	1,928

Total Austria		1,928

Canada – 1.7%
CAE	84	1,541
First Quantum Minerals	224	1,798
Gildan Activewear	66	1,999
Goldcorp	280	2,737
Kinross Gold *	348	1,122
Suncor Energy	516	14,291
Teck Resources, Cl B	260	5,454
Thomson Reuters	64	3,091

Total Canada		32,033

Colombia – 0.0%
Millicom International Cellular	2	126

Total Colombia		126

Denmark – 0.7%
Coloplast, Cl B	13	1,207
GN Store Nord	12	448

Description	Shares	Fair Value

ISS	16	$447
Novo Nordisk, Cl B	192	8,777
Vestas Wind Systems	21	1,586

Total Denmark		12,465

Finland – 0.2%
Neste	39	3,010

Total Finland		3,010

France – 3.5%
Aeroports de Paris	14	2,655
Air France-KLM *	66	726
ALD (A)	25	299
AXA	613	13,274
Credit Agricole	378	4,106
Gecina ‡	17	2,209
JCDecaux	24	680
Kering	23	11,110
Legrand	83	4,721
Peugeot	171	3,686
Rexel	127	1,353
Societe Generale	595	18,875

Total France		63,694

Germany – 1.7%
adidas	48	10,031
Covestro (A)	59	2,919
Henkel & KGaA	32	3,144
LANXESS	73	3,362
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	46	10,043
Telefonica Deutschland Holding	241	944

Total Germany		30,443

Hong Kong – 0.3%
Bank of Communications, Cl H	981	766
BYD, Cl H	50	319
China Mobile	228	2,194
Lenovo Group	3,195	2,158
Li & Fung	524	82
New World Development	91	121
Swire Properties	88	309
Towngas China *	81	60

Total Hong Kong		6,009

Japan – 0.0%
Inpex	3	27
Kao	2	149
Konica Minolta	2	18
Mizuho Financial Group	155	241
NTT DOCOMO	4	90
Toppan Printing	1	15

Total Japan		540

Malaysia – 0.1%
IOI	195	210
Malayan Banking	861	1,979
Sime Darby	502	292

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Sime Darby Plantation	200	$230

Total Malaysia		2,711

Mexico – 0.0%
Groupo Financiero Banorte	47	221

Total Mexico		221

Netherlands – 1.6%
ABN AMRO Group (A)	125	2,957
Akzo Nobel	77	6,259
APERAM	20	528
ING Groep	1,574	16,970
Randstad	38	1,774

Total Netherlands		28,488

Norway – 0.1%
DNB	72	1,150

Total Norway		1,150

Philippines – 0.0%
Ayala	2	34

Total Philippines		34

Singapore – 0.4%
City Developments	313	1,865
Olam International	472	571
Sembcorp Industries	451	840
Wilmar International	1,839	4,210

Total Singapore		7,486

South Africa – 0.1%
Barloworld	5	40
Gold Fields	19	64
Sasol	13	382
Standard Bank Group	29	355
Vodacom Group	15	133

Total South Africa		974

Spain – 0.9%
Enagas	69	1,867
Industria de Diseno Textil	324	8,297
Prosegur Cia de Seguridad	87	441
Repsol	401	6,469

Total Spain		17,074

Sweden – 0.9%
Assa Abloy, Cl B	77	1,374
Atlas Copco, Cl A	49	1,164
Atlas Copco, Cl B	30	654
BillerudKorsnas	13	155
SKF, Cl B	29	440
Svenska Cellulosa SCA, Cl B	47	364
Telefonaktiebolaget LM Ericsson, Cl B	1,336	11,746
Telefonaktiebolaget LM Ericsson, Cl A	28	244

Total Sweden		16,141

Switzerland – 8.2%
Nestle	996	80,864
Roche Holding - BR	10	2,436

Description	Shares	Fair Value

Roche Holding - GENUS	232	$57,451
SGS	2	4,497
Swisscom	9	4,301

Total Switzerland		149,549

United Kingdom – 0.1%
British Land PLC ‡	5	34
Investec PLC	3	17
Lloyds Banking Group PLC	621	407
RELX PLC	19	389
Standard Chartered PLC	24	184
United Utilities Group PLC	3	28
WPP PLC	11	119

Total United Kingdom		1,178

United States – 54.0%

Communication Services – 2.9%
Walt Disney	486	53,290

Consumer Discretionary – 4.5%
Ford Motor	1,299	9,937
General Motors	428	14,317
NIKE, Cl B	428	31,732
Starbucks	409	26,339

		82,325

Consumer Staples – 5.7%
Colgate-Palmolive	286	17,023
Kimberly-Clark	113	12,875
Procter & Gamble	820	75,374

		105,272

Energy – 2.3%
ConocoPhillips	379	23,631
Hess	87	3,523
Occidental Petroleum	250	15,345

		42,499

Financials – 6.0%
Bank of America	3,016	74,314
Goldman Sachs Group	114	19,044
Morgan Stanley	433	17,168

		110,526

Health Care – 9.6%
AbbVie	493	45,449
Biogen*	66	19,861
Merck	855	65,331
Pfizer	1,031	45,003

		175,644

Industrials – 3.6%
3M	195	37,155
Cintas	32	5,375
Johnson Controls International PLC	311	9,221
ManpowerGroup	24	1,555
Nielsen Holdings PLC	121	2,823
Rockwell Automation	44	6,621

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2018 (Unaudited)

Description	Shares	Fair Value

Xylem	58	$3,870

		66,620

Information Technology – 18.3%
Cisco Systems	1,570	68,028
Dell Technologies, Cl C*	205	10,005
Hewlett Packard Enterprise	4,084	53,950
HP	803	16,429
Intel	1,485	69,691
Microsoft	823	83,592
Symantec	1,776	33,558

		335,253

Materials – 0.6%
Alcoa*	68	1,807
Avery Dennison	31	2,785
Newmont Mining	187	6,480

		11,072

Real Estate – 0.3%
Weyerhaeuser‡	279	6,099

Utilities – 0.2%
AES	220	3,181

Total United States		991,781

Total Common Stock
(Cost $1,584,195)		1,445,141

PREFERRED STOCK – 0.3%

Germany – 0.3%
Henkel & KGaA	55	6,012

Total Germany		6,012

Total Preferred Stock
(Cost $6,746)		6,012

	Number of rights
RIGHTS – 0.0%
Repsol * ††	559	256

Total Rights
(Cost $–)		256

	Shares
SHORT-TERM INVESTMENT – 17.5%
Invesco Government & Agency, Cl Institutional, 2.300% (B)	320,574	320,574

Total Short-Term Investment
(Cost $320,574)		320,574

Total Investments – 96.7%

(Cost $1,911,515)		$1,771,983

Percentages are based on Net Assets of $1,832,623.

‡	Real Estate Investment Trust
*	Non-income producing security.
††	Currently, expiration date is unavailable.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at December 31, 2018 was $6,175 and represents 0.3% of Net Assets.

(B)	Rate shown represents the 7-day effective yield as of December 31, 2018.

Cl – Class

PLC – Public Limited Company

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended December 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Assets:
Investments at Cost	$ 2,001,725	$ 2,083,154	$ 1,911,515
Cost of Foreign Currency	–	–	38,211

Investments at Fair Value	1,788,555	1,899,700	1,771,983
Cash and Cash Equivalents	–	17	–
Foreign Currency at Value	–	–	38,217
Interest Receivable	1,818	2,254	2,740
Reclaims Receivable	12	17	58
Receivable for Investment Securities Sold	–	2,463	58,323

Total Assets	1,790,385	1,904,451	1,871,321

Liabilities:
Payable for Investment Securities Purchased	–	–	31,431
Due to Custodian	19,220	–	6,061
Advisory Fees Payable	1,162	1,248	1,188
Unrealized depreciation on spot contracts	–	–	18

Total Liabilities	20,382	1,248	38,698

Net Assets	$ 1,770,003	$ 1,903,203	$ 1,832,623

Net Assets Consist of:
Paid-in Capital	$ 2,000,020	$ 2,100,000	$ 2,000,020
Total Distributable Loss	(230,017)	(196,797)	(167,397)

Net Assets	$ 1,770,003	$ 1,903,203	$ 1,832,623

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	100,001	105,000	100,001
Net Asset Value, Offering and Redemption Price Per Share	$ 17.70	$ 18.13	$ 18.33

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

For the Period Ended December 31, 2018 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF(1)	Impact Shares NAACP Minority Empowerment ETF(2)	Impact Shares Sustainable Development Goals Global Equity ETF(3)
Investment Income:

Dividend Income	$19,133	$20,726	$11,929
Less: Foreign Taxes Withheld	–	(1)	(145)

Total Investment Income	19,133	20,725	11,784

Expenses:

Advisory Fees	4,991	7,044	3,958

Total Expenses	4,991	7,044	3,958

Net Investment Income	14,142	13,681	7,826

Net Realized Loss on:

Investments	(15,084)	(12,603)	(28,003)
Net Realized Loss on Foreign Currency Transactions	–	–	(1,107)

Net Realized Loss on Investments and Foreign Currency Transactions:	(15,084)	(12,603)	(29,110)

Net Change in Unrealized Appreciation (Depreciation):

Investments	(213,170)	(183,454)	(139,532)
Foreign currency translation	–	–	(174)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations:	(213,170)	(183,454)	(139,706)

Net Realized and Unrealized Loss on Investments	(228,254)	(196,057)	(168,816)

Net Decrease in Net Assets Resulting from Operations	$(214,112)	$(182,376)	$(160,990)

Amounts designated as “-” are either $0 or have been rounded to $0.

(1) The Fund commenced operations on August 24, 2018.

(2) The Fund commenced operations on July 18, 2018.

(3) The Fund commenced operations on September 20, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF

	Period Ended December 31, 2018(1) (Unaudited)	Period Ended December 31, 2018(2) (Unaudited)	Period Ended December 31, 2018(3) (Unaudited)
Operations:
Net Investment Income	$14,142	$13,681	$7,826
Net Realized Loss on Investments	(15,084)	(12,603)	(29,110)
Net Change in Unrealized Appreciation Depreciation on Investments	(213,170)	(183,454)	(139,706)

Net Decrease in Net Assets Resulting from Operations	(214,112)	(182,376)	(160,990)

Distributions: (4)	(15,905)	(14,421)	(6,407)

Capital Share Transactions:
Issued	2,000,020	2,100,000	2,000,020

Increase in Net Assets from Capital Share Transactions	2,000,020	2,100,000	2,000,020

Total Increase in Net Assets	1,770,003	1,903,203	1,832,623

Net Assets:
Beginning of Period	–	–	–

End of Period	$1,770,003	$1,903,203	$1,832,623

Share Transactions:
Issued	100,001	105,000	100,001

Net Increase in Shares Outstanding from Share Transactions	100,001	105,000	100,001

(1) The Fund commenced operations on August 24, 2018.

(2) The Fund commenced operations on July 18, 2018.

(3) The Fund commenced operations on September 20, 2018.

(4) Current period presentation of distributions conforms with S-X Disclosure Simplification (See Note 8).

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the period ended December 31, 2018 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return (%) (1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)(2)	Ratio of Net Investment Income to Average Net Assets (%)(2)	Portfolio Turnover (%) (3)
Impact Shares YWCA Women’s Empowerment ETF
2018(4)	20.00	0.14	(2.28)	(2.14)	(0.14)	(0.02)	(0.16)	17.70	17.69	(10.67)	1,770	0.75	2.13	10

Impact Shares NAACP Minority Empowerment ETF
2018(5)	20.00	0.13	(1.86)	(1.73)	(0.13)	(0.01)	(0.14)	18.13	18.14	(8.66)	1,903	0.75	1.46	7

Impact Shares Sustainable Development Goals Global Equity ETF
2018(6)	20.00	0.08	(1.69)	(1.61)	(0.06)	—	(0.06)	18.33	18.28	(8.02)	1,833	0.75	1.48	13

*	Per share data calculated using average shares method.
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(4)	Commenced operations on August 24, 2018.
(5)	Commenced operations on July 18, 2018.
(6)	Commenced operations on September 20, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF” and together with the Women’s ETF and the Minority ETF, the “Funds”). The Funds seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The NAACP Minority ETF commenced operations on July 12, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which comprises 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee .In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes – It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended December 31, 2018, the Funds did not recognize any interest or penalties.

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Creation Units – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares (each block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	50,000	$ 500	$ 885,000	$ 500
Impact Shares NAACP Minority Empowerment ETF	50,000	$ 500	$ 906,500	$ 500
Impact Shares Sustainable Development Goals Global Equity ETF	50,000	$ 500	$ 916,500	$ 500

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation.

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Funds. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; salaries and other compensation or expenses, including travel expenses, of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; taxes and governmental fees, if any, levied against the Funds; brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Funds; expenses of the Funds’ securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; fees and expenses of any underlying funds or other pooled vehicles in which the Funds invest; dividend and interest expenses on short positions taken by the Funds; fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Nonprofits and the legal obligations of the Funds to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by the Funds’ management; organizational and offering expenses of the Funds, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Funds in its state of jurisdiction and in connection with the initial registration of the Funds under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Funds’ initial registration statement on Form N-1A); fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and expenses of the Funds which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended December 31, 2018, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For period ended December 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Impact Shares YWCA Women’s Empowerment ETF	$196,508	$189,217
Impact Shares NAACP Minority Empowerment ETF	189,266	140,902
Impact Shares Sustainable Development Goals Global Equity ETF	1,848,725	212,088

There were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at December 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Impact Shares YWCA Women’s Empowerment ETF	$2,001,725	$23,942	$(237,112)	$(213,170)
Impact Shares NAACP Minority Empowerment ETF	2,083,154	43,597	(227,051)	(183,454)
Impact Shares Sustainable Development Goals Global Equity ETF	1,911,515	16,140	(155,672)	(139,532)

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

Asset Class Risk - The securities in the Underlying Index or in the Funds’ portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Cash Transaction Risk - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Commodities Risk - Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested. The Funds’ investments in commodity-linked instruments may bear on or be limited by the Funds’ intention to qualify as a regulated investment company

Counterparty Risk - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Funds executes transactions) to a transaction with the Funds may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds’ income or the value of its assets may decrease. The Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Funds seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Funds, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations, and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Funds establish certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Funds’ outstanding obligations under the contract or in connection with the position. In addition,

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.

Emerging Markets Risk - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Funds will be subject to these risks to an even greater extent, to the extent the Funds invest in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Funds may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Funds’ ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Exchange-Traded Funds Risk - The price movement of an exchange-traded fund may not exactly track the Underlying Indices and may result in a loss. In addition, shareholders bear both their proportionate share of the Funds’ expenses and similar expenses of the underlying investment company when the Funds invest in shares of another investment company.

Equity Investing Risk - The market prices of equity securities owned by the Funds may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Funds’ exposure to certain types of investments and may adversely impact the Funds’ performance depending on whether such investments are in or out of favor in the market.

Fee Risk - Because the fees paid by the Funds to Impact Shares are based on the average daily value of the total assets of the Funds, less all accrued liabilities of the Funds (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Futures Contracts Risk - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds that use futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Foreign Securities Risk - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Funds in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Funds’ yield on any such securities.

Gender Diversity Risk - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Funds’ exposure to certain types of investments and may adversely impact the Funds’ performance depending on whether such investments are in or out of favor in the market.

Geographic Risk - To the extent the Funds’ investments in a single country or a limited number of countries represent a large percentage of the Funds’ assets, the Funds will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Funds’ shares may be subject to increased price volatility.

Illiquid Securities Risk - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, the Funds may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact the Funds’ returns. Illiquid investments also may be subject to valuation risk.

Industry Concentration Risk - Because the Funds may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Funds’ performance largely depends on the overall condition of such industry or group of industries and the Funds are susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Intellectual Property Risk - The Funds relies on licenses that permit the Adviser to use the Underlying Index and associated trade names, trademarks and service marks of the relevant Index Provider, as well as the Partner Nonprofit’s name and logo (the “Intellectual Property”) in connection with the investment strategies of the Funds and/or in marketing and other materials for the Funds. Such licenses may be terminated, and, as a result, the Funds may lose their ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of the Funds may be adversely affected.

Limited Operating History Risk - The Funds are newly formed and have no operating history for investors to evaluate as of the date of this Prospectus. The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Funds fail to achieve sufficient scale, it may be liquidated.

Management Risk - Management risk is the risk associated with the fact that the Funds rely on the Adviser’s ability to achieve their investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of companies whose securities the Funds hold, which may result in a decline in the value of Funds shares and failure to achieve their investment objective. The Funds’ portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies. The Adviser has no experience managing an ETF. The relative lack of experience of the Adviser may increase the Funds’ management risk.

Market Price Variance Risk - The Funds shares will be listed for trading on NYSE Arca, Inc. and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the net asset value (“NAV”) and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods,

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

which could cause a material decline in the Funds’ NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in the Funds shares or in executing purchase and redemption orders, which could lead to variances between the market price of the Funds shares and the underlying value of those shares. Also, in stressed market conditions, the market for the Funds shares may become less liquid in response to deteriorating liquidity of the Funds’ portfolio holdings, which could lead to differences between the market price of the Funds’ shares and the underlying value of those shares. During periods of high market volatility, the Funds shares may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause the Funds shares to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade the Funds shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Funds’ investment results are measured based upon the daily NAV of the Funds. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Funds.

Mid-Cap Company Risk - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk - As a non-diversified fund for purposes of the 1940 Act, the Funds may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Funds’ investment in fewer issuers may result in the Funds’ shares being more sensitive to the economic results of those issuers. An investment in the Funds could fluctuate in value more than an investment in a diversified fund. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk - Cyber-attacks, disruptions, or failures that affect the Funds’ service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Funds may adversely affect the Funds and its shareholders, including by causing losses for the Funds or impairing the Funds’ operations.

Options Risk - Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.

Passive Investment Risk - The Funds are not actively managed and Impact Shares does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk - The value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Funds.

Small-Cap Company Risk - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Swaps Risk - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Funds will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Funds.

Tracking Error Risk - The performance of the Funds may diverge from that of the Underlying Index. Because the Funds employ a representative sampling strategy, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Funds’ performance to correlate to that of the Funds’ benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Funds are not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Indices. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Funds will achieve their goal.

7. OTHER

At December 31, 2018, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. RESIGNATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP (“KPMG”), the Trust’s independent registered public accounting firm, resigned effective November 13, 2018. During the period KPMG served as the Trust’s independent registered public accounting firm, KPMG did not issue any reports on the Trust’s financial statements. Further, there have been no disagreements with KPMG on any matter of

Impact Shares Trust I

Notes to the Financial Statements

December 31, 2018 (Unaudited)

accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2018 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2018 to December 31, 2018) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2018 (Unaudited)

	Beginning Account Value 7/1/18	Ending Account Value 12/31/18	Annualized Expense Ratios	Expenses Paid During Period

Impact Shares YWCA Women’s Empowerment ETF (1)
Actual Fund Return	$1,000.00	$893.30	0.75%	$3.59	(2)
Hypothetical 5% Return	$1,000.00	$1,015.79	0.75%	$3.82

Impact Shares NAACP Minority Empowerment ETF (3)
Actual Fund Return	$1,000.00	$913.40	0.75%	$3.64	(4)
Hypothetical 5% Return	$1,000.00	$1,020.23	0.75%	$3.84

Impact Shares Sustainable Development Goals Global Equity ETF(5)
Actual Fund Return	$1,000.00	$919.80	0.75%	$3.62	(6)
Hypothetical 5% Return	$1,000.00	$1,012.80	0.75%	$3.80

(1)	The Fund commenced operations on August 24, 2018.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 129/365 (to reflect the commencement of operations period shown).
(3)	The Fund commenced operations on July 12, 2018.
(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 172/365 (to reflect the commencement of operations period shown).
(5)	The Fund commenced operations on September 20, 2018.
(6)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 102/365 (to reflect the commencement of operations period shown).

Impact Shares Trust I

Board Considerations in Approving the Investment Advisory Agreements

December 31, 2018 (Unaudited)

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on April 21, 2018 with respect to Minority ETF and Women’s ETF and September 12, 2018 with respect to Sustainable Development ETF, the Trustees of Impact Shares Trust I (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed investment advisory agreements (“Investment Advisory Agreements”) between the Trust and Impact Shares, Corp. (the “Adviser”) for an initial two-year period. The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve each Investment Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

In connection with their consideration of the Investment Advisory Agreements, the Independent Trustees considered the following factors:

The Nature, Extent, and Quality of the Services

In considering the Investment Advisory Agreement, the Independent Trustees evaluated the nature, extent and quality of the advisory services to be provided to each Fund by the Adviser. They considered the terms of the Investment Advisory Agreement, as applicable, and received and considered information provided by management that described, among other matters:

•	the nature and scope of the advisory services to be provided to each Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services,
•	the investment program to be used by the Adviser to manage each Fund,
•	possible fall-out benefits and potential conflicts of interest,
•	anticipated brokerage practices,
•	the compliance functions of the Adviser, and
•	the financial resources of the Adviser.

In addition to considering each Fund’s investment performance (see below), the Independent Trustees considered, among other matters, the general oversight of the Trust by the Adviser. They also took into account information concerning the investment processes to be used by the Adviser in managing each Fund.

The Independent Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and, under the unitary fee structure set forth in the Investment Advisory Agreement, the Adviser is responsible for bearing all of each Fund’s expenses, including the costs of transfer agency, custody, fund administration, legal, audit and other services provided to each Fund, with the exceptions set forth below under “Fees and Other Expenses.” They also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.

The Independent Trustees noted at the time of their approval of the Investment Advisory Agreement with respect to the Minority ETF and the Women’s ETF that the Adviser did not have an operating history, but had received a grant from the Rockefeller Foundation to support its initial operations and was in discussions to secure additional funding from the foundation including the possibility of a guaranteed line of credit. At the time of the Board’s approval of the Investment Advisory Agreement for Sustainable Development ETF, the Independent Trustees noted that the Adviser was newly formed and did not have a significant operating history (as the Minority ETF and the Women’s ETF commenced operations in July and August 2018, respectively), but had received a grant from the Rockefeller Foundation to support its initial operations and was in discussions to secure additional funding from the foundation, including the possibility of a guaranteed line of credit.

Impact Shares Trust I

Board Considerations in Approving the Investment Advisory Agreements

December 31, 2018 (Unaudited)

The Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the scope of the services provided and to be provided to each Fund under the Investment Advisory Agreement was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services required by each Fund; and that, overall, the nature, extent and quality of the services to be provided by the Adviser to each Fund were sufficient to warrant approval of the Investment Advisory Agreement.

Performance

The Independent Trustees noted that each Fund was new and had no performance history. The Independent Trustees noted, however, that Mr. Powell had experience serving as portfolio manager for an ETF and at the time of the approval with respect to the Sustainable Development ETF, was serving as a portfolio manager to the Minority ETF and the Women’s ETF.

The Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the absence of a performance history for each Fund was not inconsistent with approval of the Investment Advisory Agreement.

The Costs of the Services to be Provided by the Adviser and the Projected Profits to be Realized by the Adviser

The Independent Trustees considered the cost of services provided and to be provided by the Adviser and the impact of the proposals on the anticipated profitability of the Adviser’s relationship with the Trust. The Independent Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided and to be provided to each Fund, and that it is difficult to make comparisons of profitability from ETF advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of funds it manages, its business mix, numerous assumptions about cost allocations and the adviser’s capital structure and cost of capital.

The Independent Trustees also considered that the Adviser is a 501(c)(3) nonprofit and considered whether it might be appropriate to analyze some or all of the amounts the Adviser has committed to donate to the Partner Nonprofits as analogous to the profits earned by for-profit investment advisers to investment companies. The Independent Trustees noted that, based on the Adviser’s projections, it was unlikely that the fees paid to the Adviser by a Fund would significantly exceed the Adviser’s cost of providing services to that Fund in the near term, and concluded that, even if any such excess were to be analyzed as though it were profit to the Adviser, the expected “profitability” was not excessive and supported the approval of the Investment Advisory Agreement.

Fees and Other Expenses

The Independent Trustees considered the proposed unitary fee to be paid by each Fund to the Adviser, as well as each Fund’s proposed distribution and service (Rule 12b-1) plan, “other expenses” and total expenses. In doing so, the Independent Trustees reviewed information provided by Impact Shares comparing the projected expenses of each Fund relative to those of other equity ESG ETFs, as well as other equity ETFs more broadly. The Independent Trustees considered that the proposed unitary fee of each Fund was above the median gross advisory fee and net advisory fee of other equity ESG ETFs and of other equity ETFs.

The Independent Trustees noted that, under the unitary fee arrangement described in the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) salaries and other compensation or expenses, including travel expenses, of any of a Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; (iii) taxes and governmental fees, if any, levied against a Fund; (iv) brokerage fees and commissions,

Impact Shares Trust I

Board Considerations in Approving the Investment Advisory Agreements

December 31, 2018 (Unaudited)

and other portfolio transaction expenses incurred by or for a Fund; (v) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Fund invests; (vii) dividend and interest expenses on short positions taken by a Fund; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Nonprofits and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by Fund management; (xi) organizational and offering expenses of a Fund, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing a Fund in its state of jurisdiction and in connection with the initial registration of a Fund under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Fund’s initial registration statement on Form N-1A); (xii) fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and (xiii) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles.

The Independent Trustees noted that the Adviser, at the time of the Meetings, did not advise any accounts other than the Funds.

Based on this and other information, the Independent Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services provided and to be provided to each Fund.

Possible Fall-Out Benefits

The Independent Trustees considered information regarding the direct and indirect benefits to the Adviser from its relationship with each Fund, including reputational and other “fall out” benefits. The Independent Trustees considered the receipt of these benefits in light of the Adviser’s estimated “profitability,” and concluded that such benefits were not excessive, even if the amounts the Adviser has committed to donate to the Partner Nonprofits were to be analyzed as though they were profits to the Adviser.

Possible Economies of Scale

The Independent Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting each Fund. The Independent Trustees considered that neither Fund currently has any breakpoints in its fee arrangement with the Adviser. The Independent Trustees concluded that each Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Based on the factors described above, the Independent Trustees concluded that the approval of the Investment Advisory Agreement was in the best interests of the Funds and should be approved.

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

IMP-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(a)(4)-1 Information regarding change in independent public accountant.

(a)(4)-2 Letter from independent public accountant as required by Item 304 (a)(3) of regulation S-K.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

Exhibit 13(a)(4) – 1

KPMG LLP (“KPMG”), the Trust’s independent registered public accounting firm, resigned effective November 13, 2018. During the period KPMG served as the Trust’s independent registered public accounting firm, KPMG did not issue any reports on the Trust’s financial statements. Further, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. In accordance with Item 304(a)(3) of Regulation S-K, the Trust provided KPMG with a copy of the disclosure set forth in this Exhibit and requested that KPMG to provide the Trust with a letter, addressed to the Securities and Exchange Commission, including the matters described in Item 304(a)(3) of Regulation S-K. KPMG’s letter is included as Exhibit 13(a)(4) -2.

Exhibit 13(a)(4) – 2

March 11, 2019

Securities and Exchange Commission

Washington, D.C. 20549

Ladies and Gentlemen:

We were previously principal accountants for Impact Shares NAACP Minority Empowerment ETF, Impact Shares YWCA Women’s Empowerment ETF and Impact Shares Sustainable Development Goals Global Equity ETF, each a series of Impact Shares Trust I (the Trust). On November 13, 2018, we resigned.

We have read the statements made by the Trust included under Item 13(a)(4) of Form N-CSR dated March 11, 2019, and we agree with such statements.

Very truly yours,

/s/ KPMG LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*

/s/ Ethan Powell
Ethan Powell, President, Principal Executive Officer and Treasurer

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Ethan Powell
Ethan Powell, President, Principal Executive Officer and Treasurer

Date: March 11, 2019

By (Signature and Title)*

/s/ Eric Kleinschmidt
Eric Kleinschmidt, Assistant Treasurer and Principal Financial Officer

Date: March 11, 2019